EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation assets explanatory (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 34,939	$ 36,792
Additions	538	2,988
Recoveries from 100% Implats funded implementation budget	(215)	(1,285)
Foreign exchange movement	3,175	(3,556)
Exploration and evaluation assets, end of period	$ 38,437	$ 34,939